Reverse Recapitalization and Private Placement	9 Months Ended
Sep. 30, 2026
Reverse Recapitalization And Private Placement [Abstract]
Reverse Recapitalization and Private Placement
Note 3 - Reverse Recapitalization and Private Placement
In connection with the Merger, the issued and outstanding shares of Private Blue Laser Fusion capital stock and options to purchase Private Blue Laser Fusion common stock were converted into the right to receive shares or options of the Company at the Exchange Ratio of approximately 0.6314 based on the following events contemplated by the Merger Agreement and effected at the Closing:

i.
each outstanding share of Private Blue Laser Fusion Series Seed-1 and Series Seed-2 Convertible Preferred Stock was converted into Private Blue Laser Fusion common stock on a one-for-one basis in the Preferred Conversion;

ii.
each outstanding share of Private Blue Laser Fusion common stock, including the shares issued in the Preferred Conversion, was exchanged for approximately 0.6314 shares of Common Stock, resulting in the issuance of 5,488,736 shares of Common Stock to the former stockholders of Private Blue Laser Fusion and 505,098 shares of restricted Common Stock to the holders of the restricted stock awards described below;

iii.
each outstanding vested and unvested option to purchase Private Blue Laser Fusion common stock was assumed by the Company and converted into an option to purchase Common Stock, with the number of underlying shares multiplied, and the exercise price divided, by the Exchange Ratio, resulting in options to purchase 1,155,632 shares of Common Stock (the “Rollover Options”) on the same vesting and other terms as the options they replaced.

iv.
On September 4, 2026, immediately prior to the Merger, Private Blue Laser Fusion repurchased 800,000 shares of its common stock (505,098 shares of Common Stock on a recast basis) from WUV 1 Limited Partnership (“WUV”), an entity affiliated with a former co-founder, for $1.1 million in cash, and on the same date issued the 800,000 repurchased shares as restricted stock awards to seven current officers, employees and a consultant (see Notes 7 and 10). The restricted stock awards were exchanged in the Merger for 505,098 shares of restricted Common Stock at the Exchange Ratio and remain subject to their original vesting terms.

The 1,000,000 shares of Unite common stock outstanding immediately prior to the Merger, of which 995,000 shares were held by Lucius Partners LLC (“Lucius Partners”), the principal stockholder of Unite, remained outstanding as shares of Common Stock following the Merger (see Note 11).
Concurrently with the Closing, the Company completed the initial closing of a private placement of 910,265 shares of Common Stock at $27.50 per share for gross proceeds of approximately $25.0 million,

and on September 30, 2026 completed a second closing of 122,285 shares at $27.50 per share for gross proceeds of approximately $3.4 million (together, the “Offering”).

The Company incurred approximately $
4.7
 million of transaction costs in connection with the Offering, consisting of placement agent fees and expenses of $
3.4
 million paid to the placement agent, Laidlaw & Company (UK) Ltd. (“Laidlaw”), legal, escrow, accounting and other professional fees, including $
0.7
 million of deferred transaction costs capitalized as of June 30, 2026 and were reclassified to additional paid-in
capital at the Closing (see Note 2), all of which were recorded as a reduction of additional paid-in
capital, and none of which were expensed. As of September 30, 2026, $
0.9
 million of these transaction costs remained unpaid and were included in accounts payable and accrued expenses. Following the Closing, the Company paid $
0.8
 million to settle all liabilities of Unite assumed in the Merger ($
150
 thousand of which was paid from the Offering escrow account), including $
336
 thousand to repay Unite’s unsecured promissory note payable to Lucius Partners Opportunity Fund, LP, consisting of $
275
 thousand of principal and $
61
 thousand of accrued interest.
No
liabilities of Unite remained unpaid as of September 30, 2026. The Company received net proceeds of approximately $
23.7
 million from the Offering after transaction costs.
T
he Merger was accounted for as a reverse recapitalization. Under this method of accounting, Unite, a shell company that did not meet the definition of a business under ASC 805, is treated as the acquired company and the Merger is treated as the equivalent of Private Blue Laser Fusion issuing shares for the net liabilities of Unite, accompanied by a recapitalization. The accounting acquirer was determined primarily on the basis that the former stockholders of Private Blue Laser Fusion hold the largest voting interest in the Company and the ability to appoint a majority of the board of directors, and that Private Blue Laser Fusion’s management holds the executive management roles of the Company and is responsible for its day-to-day
operations, which consist of Private Blue Laser Fusion’s activities.
The net liabilities of Unite of $780 thousand, consisting of a note payable and accrued interest of $336 thousand due to Lucius Partners Opportunity Fund, LP, loans payable of $95 thousand due to Lucius Partners LLC, accrued administrative and director fees of $27 thousand and accrued professional fees of $322 thousand, were recognized at historical cost as of the Closing, with no goodwill or other intangible assets recorded. Operations prior to the Merger are those of Private Blue Laser Fusion, and the accumulated deficit and accumulated other comprehensive loss of Private Blue Laser Fusion have been carried forward after the Closing. The Merger affects the presentation of equity in two respects. First, the historical common shares of Private Blue Laser Fusion and related per share and stock option amounts have been retrospectively

recast at the Exchange Ratio: the
5,752,800
and
5,745,000
shares previously reported at December 31, 2025 and 2024 are presented as
3,632,165
and
3,627,242
shares of Common Stock, respectively. The recast is shown as a separate line in the condensed consolidated statements of changes in convertible preferred stock and stockholders’ equity (deficit) and does not change any carrying amounts. Second, the convertible preferred stock was not retrospectively
recast and continues to be presented in temporary equity, at its historical share counts and carrying value, for all periods prior to the Closing Date. On the Closing Date, the Preferred Conversion was recorded by reclassifying the 3,876,721 shares of Series Seed-1 Convertible Preferred Stock and 64,065 shares of Series Seed-2 Convertible Preferred Stock, with an aggregate carrying amount of $38.2 million, from temporary equity to stockholders’ equity, resulting in the issuance of 2,488,103 shares of Common Stock (after giving effect to the Exchange Ratio) and an increase of $38.2 million in Common Stock and additional paid-in
capital.
Placement Agent Warrants
In connection with the initial closing of the Offering, the Company became obligated to issue to Laidlaw warrants to purchase 101,619 shares of Common Stock
(90,027
in respect to the initial closing and 11,592 in respect to the second closing) at an exercise price of $33.00
per share, exercisable for seven years from the applicable closing (the “Placement Agent Warrants”). The Placement Agent Warrants were earned at the applicable closing and were recognized at that date at their grant-date fair value as an offering cost and a credit to additional paid-in
capital, with no net effect on additional
paid-in
capital or total stockholders’ equity (see Note 7). The warrant certificates had not been executed and delivered as of September 30, 2026 or the date these financial statements were issued, and the Placement Agent Warrants are not exercisable until they are issued.
Rollover Options
The conversion of the Private Blue Laser Fusion options into the
Rollover
Options
was
accounted for as a modification under ASC 718. Because the number of shares and exercise price were adjusted proportionately by the Exchange Ratio and no other terms changed, no incremental compensation cost was recognized, and the remaining unrecognized compensation cost continues to be recognized over the original requisite se rv
ice periods (see Note
10).

The number of shares of Common Stock issued and outstanding following the consummation of the Merger and the Offering was as follows:

Shares
Common Stock held by Unite’s stockholder prior to the Merger	1,000,000
Private Blue Laser Fusion common stock, excluding restricted stock awards (recast for the Exchange Ratio)	3,000,633
Private Blue Laser Fusion restricted stock awards issued September 4, 2026 (recast for the Exchange Ratio)	505,098
Private Blue Laser Fusion convertible preferred stock, as converted (recast for the Exchange Ratio)	2,488,103
Common Stock issued in the initial closing of the Offering	910,265

Total Common Stock outstanding following the Merger and initial closing	7,904,099
Common Stock issued in the second closing of the Offering	122,285

Total Common Stock outstanding as of September 30, 2026	8,026,384

Preferred Stock
The Series
Seed-1
and Series
Seed-2
Convertible Preferred Stock of Private Blue
Laser
Fusion is
presented
in temporary equity at its historical carrying value of $38.2 million and historical share counts in the condensed consolidated balance sheet as of December 31, 2025 and, for periods prior to the Closing, in the condensed consolidated statements of changes in convertible preferred stock and stockholders’ equity (deficit). The carrying value represents net proceeds of approximately $38.2 million from the issuance of 3,876,721 shares of Series
Seed-1
Convertible Preferred Stock for cash at $9.76 per share and 64,065 shares of Series
Seed-2
Convertible Preferred Stock issued in July 2023 at $7.80 per share upon the conversion of a $0.5 million
 simple agreement for future equity (“SAFE”) entered into in December 2022, net of issuance costs of approximately $0.1 million. The

Preferred Conversion was recorded on the Closing Date, and no convertible preferred stock was outstanding as of September 30, 2026.